Prepaid and Other Expenses	3 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Prepaid and Other Expenses

The carrying amounts reported in the balance sheets for prepaid expenses and other current assets approximate their fair market value based on the short-term maturity of these instruments. As of December 31, 2014 and September 30, 2014, the outstanding balance of prepaid and other expenses was $1,007,068 and $1,226,054, respectively.  The $1,007,068 as of December 31, 2014 is comprised primarily of prepayments toward inventory purchases, deposits and other prepaid expenses.